RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
RELATED PARTY TRANSACTIONS
39.	RELATED PARTY TRANSACTIONS

Other than the balances and transactions with related parties as disclosed elsewhere in these consolidated financial statements, the Company entered into the following significant transactions with related parties:

(a)	Sales to related parties

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
1088526 B.C.Ltd and its subsidiaries	—	7	7
RisenSky Solar and its subsidiaries	277	278	285
1091187 B.C.Ltd and its subsidiaries	—	30	24
Sky Global Solar S.A.	9	9	8
	286	324	324

(b)	Compensation of key management personnel

The remuneration of directors and other members of key management were as follows:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Short-term benefits	2,198	2,553	1,548
Share-based payment expense	112	—	—
	2,310	2,553	1,548

The remuneration of directors and key executives is determined by the board of directors having regard to the performance of individuals and market trends.

(c)

During the year ended December 31, 2013, the Company obtained, under a license agreement entered into between the Company and the Founder for the use of a trademark “Sky Solar”. Annual license fee will be based on the lower of HK$10 million (approximately US$1.3 million) and 0.05% of gross revenue of the Company from the year ended December 31, 2014 onwards. During the year ended December 31, 2018 and 2019, the Company has accrued approximately US$32 thousand and US$24 thousand using this trademark, respectively.